Significant partly-owned subsidiaries	12 Months Ended
Dec. 31, 2023
Significant partly-owned subsidiaries
Significant partly-owned subsidiaries	6.3. Significant partly-owned subsidiaries
Nokia holds an ownership interest of 50% plus one share in Nokia Shanghai Bell’s parent company, Nokia Shanghai Bell Co., Ltd. (NSB), with China Huaxin Post & Telecommunication
Economy Development Center (China Huaxin) holding the remaining ownership interests. Nokia applied judgment to conclude that it is able to control NSB based on an assessment of various factors including the ability to nominate key management personnel, decision-making related to the management of NSB operations and Nokia’s exposure to variable returns from NSB.
In 2017, Nokia entered into a contractual arrangement providing China Huaxin with the right to fully transfer its ownership interest in NSB to Nokia and Nokia with the right to purchase China
Huaxin’s ownership interest in NSB in exchange for a future cash settlement. To reflect this,
Nokia derecognized the non-controlling interest balance related to NSB and recognized a financial liability based on the estimated future cash settlement to acquire China Huaxin’s ownership interest. In 2023, the contractual arrangement was extended until 30 June 2024. If it expires unexercised, Nokia will derecognize the financial liability and record non-controlling interest equal to its share of NSB’s net assets with any difference recorded within shareholders’ equity.
The measurement of the financial liability is complex as it involves estimation of the option exercise price and the distribution of excess cash balances upon exercise. In 2023, Nokia recognized a EUR 2 million loss (EUR 11 million gain in 2022) in financial income and expenses to reflect a change in the estimated future cash settlement. At 31 December 2023, the expected future cash settlement amounted to EUR 455 million (EUR 482 million in 2022).
Financial information for the Nokia Shanghai Bell Group
Financial information below is presented after elimination of intercompany transactions between entities within the Nokia Shanghai Bell Group but before elimination of intercompany transactions with the rest of the Nokia Group.

EURm	2023	2022
Summarized income statement
Net sales(1)	979	1 316
Operating loss	(6)	(149)
Loss for the year	(26)	(148)
Loss for the year attributable to:
Equity holders of the parent	(26)	(148)
Non-controlling interests(2)	—	—
Summarized statement of financial position
Non-current assets	400	487
Non-current liabilities	(100)	(129)
Non-current net assets	300	358
Current assets(3)	1 642	1 939
Current liabilities	(900)	(1 185)
Current net assets	742	754
Net assets(4)	1 042	1 112
Non-controlling interests(2)	—	—
Summarized statement of cash flows
Net cash flows from operating activities	51	38
Net cash flows from/(used in) investing activities	2	(33)
Net cash flows used in financing activities	(41)	(4)
Translation differences	(38)	(8)
Net decrease in cash and cash equivalents	(26)	(7)
(1)Includes EUR 19 million (EUR 29  million in 2022) net sales to other Nokia Group entities.
(2)Based on the contractual arrangement with China Huaxin, Nokia does not recognize any non-controlling interest in NSB.
(3)Includes a total of EUR 700 million (EUR 725 million in 2022) of cash and cash equivalents.
(4)The distribution of the profits of NSB requires the passing of a special resolution by more than two-thirds of its shareholders, subject to a requirement that at least 50% of the after-tax distributable profits are distributed as dividends each year.